CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL LEASE
Schedule of net value of the leased assets

	At December 31,	At December 31,
	2017	2018
	$	$
Machinery and equipment	131,624	121,938
Accumulated depreciation	(46,727)	(40,455)
Machinery and equipment, net	84,897	81,483

Schedule of future minimum lease payments assets under capital leases

Year Ending December 31:	$
2019	40,945
2020	23,483
2021	11,842
2022 and thereafter	556
Total minimum lease payments	76,826
Less: amount representing interest	5,024
Present value of net minimum lease payments	71,802
Current portion	37,549
Non-current portion	34,253